LightMiner Systems, Inc. Asset Acquisition (Details) - Lightminer Systems, Inc. [Member] $ in Thousands	Apr. 24, 2015 USD ($)
Business Acquisition [Line Items]
Fixed Assets	$ 225
Export License	14
Developed Technology	3,466
Total Purchase Price	$ 3,705